Consolidated Statement of Profit or Loss and Other Comprehensive Income - ARS ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net revenue		$ 26,806,931,524	$ 24,838,612,883	$ 19,334,389,117
Cost of sales		(19,982,794,052)	(18,509,939,802)	(15,154,175,473)
Gross profit		6,824,137,472	6,328,673,081	4,180,213,644
Share of profit (loss) of associates				76,243,433
Selling and administrative expenses		(1,934,080,499)	(1,969,073,208)	(1,856,769,603)
Other gains and losses		109,259,420	116,355,791	231,622,904
Tax on debits and credits to bank accounts		(254,200,939)	(304,817,393)	(277,325,855)
FINANCE COSTS, NET
Exchange rate differences		(1,241,872,624)	(124,425,132)	(209,421,741)
Gain on net monetary position		213,728,844	342,273,974	218,369,511
Financial income		26,911,769	28,278,507	65,733,795
Financial expenses		(661,346,403)	(517,523,474)	(492,039,946)
Profit before tax		3,082,537,040	3,899,742,146	1,936,626,142
INCOME TAX EXPENSE
Current		(1,049,399,775)	(1,062,455,589)	(470,613,337)
Deferred		(82,555,558)	840,509,392	(179,209,747)
NET PROFIT		1,950,581,707	3,677,795,949	1,286,803,058
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations		471,709,769	(9,597,263)	(60,098,536)
Cash flow hedges	[1]			(134,910,246)
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME		471,709,769	(9,597,263)	(195,008,782)
TOTAL COMPREHENSIVE INCOME		2,422,291,476	3,668,198,686	1,091,794,276
Net Profit for the year attributable to:
Owners of the Company		1,799,871,980	3,509,779,198	1,270,870,542
Non-controlling interests		150,709,727	168,016,751	15,932,516
NET PROFIT		1,950,581,707	3,677,795,949	1,286,803,058
Total comprehensive income attributable to:
Owners of the Company		2,040,451,837	3,504,884,434	1,075,861,760
Non-controlling interests		381,839,639	163,314,252	15,932,516
TOTAL COMPREHENSIVE INCOME		$ 2,422,291,476	$ 3,668,198,686	$ 1,091,794,276
Earnings per share (basic and diluted)		$ 3.0198	$ 6.1464	$ 2.2452

[1]	Net of income tax effect (Note 24).